INVENTORY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 26,500	$ 25,700
Impairment of inventory	(38)	22
Inventories pledged as security for liabilities	$ 4,700	$ 3,500